S000019341 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	207 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE AMT-Free US National Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.23%	1.05%	2.13%
ICE AMT-Free California Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.33%	0.90%	2.12%
iShares California Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	0.69%	1.90%
Performance Inception Date					Oct. 04, 2007
iShares California Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.24%	0.68%	1.89%
iShares California Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	1.01%	1.96%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through September 14, 2021 reflect the performance of the S&P California AMT-Free Municipal Bond Index. Index returns beginning on September 15, 2021 reflect the performance of the ICE AMT-Free California Municipal Index, which, effective as of September 15, 2021, replaced the S&P California AMT-Free Municipal Bond Index as the Underlying Index of the Fund.